Structured entities	12 Months Ended
Sep. 30, 2019
Structured entities
Structured entities

Note 32. Structured entities

Accounting policy

Structured entities are generally created to achieve a specific, defined objective and their operations are restricted such as only purchasing specific assets. Structured entities are commonly financed by debt or equity securities that are collateralised by and/or indexed to their underlying assets. The debt and equity securities issued by structured entities may include tranches with varying levels of subordination.

Structured entities are classified as subsidiaries and consolidated if they meet the definition in Note 31. If the Group does not control a structured entity then it will not be consolidated.

The Group engages in various transactions with both consolidated and unconsolidated structured entities that are mainly involved in securitisations, asset backed and other financing structures and managed funds.

Consolidated structured entities

Securitisation and covered bonds

The Group uses structured entities to securitise its financial assets, including two covered bond programs, to assign pools of residential mortgages to bankruptcy remote structured entities.

Refer to Note 24 for further details.

Group managed funds

The Group acts as the responsible entity and/or fund manager for various investment management funds. As fund manager, if the Group is deemed to be acting as a principal rather than an agent then it consolidates the fund. The principal versus agent decision requires judgement of whether the Group has sufficient exposure to variable returns.

Non-contractual financial support

The Group does not provide non-contractual financial support to these consolidated structured entities.

Unconsolidated structured entities

The Group has interests in various unconsolidated structured entities including debt or equity instruments, guarantees, liquidity and other credit support arrangements, lending, loan commitments, certain derivatives and investment management agreements.

Interests exclude non-complex derivatives (e.g. interest rate or currency swaps), instruments that create, rather than absorb, variability in the entity (e.g. credit protection under a credit default swap), and lending to a structured entity with recourse to a wider operating entity, not just the structured entity.

The Group’s main interests in unconsolidated structured entities, which arise in the normal course of business, are:

Trading securities

The Group actively trades interests in structured entities and normally has no other involvement with the structured entity. The Group earns interest income on these securities and also recognises fair value changes through trading income in non-interest income.

Investment securities/ Available-for-sale securities

The Group holds mortgage-backed securities for liquidity purposes and the Group normally has no other involvement with the structured entity. These assets are highly-rated, investment grade and eligible for repurchase agreements with the RBA or another central bank. The Group earns interest income and net gains or losses on selling these assets are recognised in the income statements.

Loans and other credit commitments

The Group lends to unconsolidated structured entities, subject to the Group’s collateral and credit approval processes, in order to earn interest and fee income. The structured entities are mainly property trusts, securitisation entities and those associated with project and property financing transactions.

Investment management agreements

The Group manages funds that provide customers with investment opportunities. The Group also manages superannuation funds for its employees. The Group earns management and performance fee income which is recognised in non-interest income. The Group may also retain units in these investment management funds, primarily through life insurance subsidiaries. The Group earns fund distribution income and recognises fair value movements through non-interest income.

The following tables show the Group’s interests in unconsolidated structured entities and its maximum exposure to loss in relation to those interests. The maximum exposure does not take into account any collateral or hedges that will reduce the risk of loss.

▪      For on-balance sheet instruments, including debt and equity instruments in and loans to unconsolidated structured entities, the maximum exposure to loss is the carrying value; and

▪      For off-balance sheet instruments, including liquidity facilities, loan and other credit commitments and guarantees, the maximum exposure to loss is the notional amounts.

	Investment in
	third party
	mortgage and			Interest
	other	Financing to	Group	in other
Consolidated 2019	asset-backed	securitisation	managed	structured
$m	securities[2]	vehicles	funds	entities	Total
Assets
Trading securities and financial assets measured at FVIS	1,827	—	—	282	2,109
Investment securities	6,940	—	—	—	6,940
Loans	—	20,979	9	22,817	43,805
Life insurance assets	—	—	4,885	1,879	6,764
Other assets	—	—	54	—	54
Total on-balance sheet exposures	8,767	20,979	4,948	24,978	59,672
Total notional amounts of off-balance sheet exposures	—	5,157	102	10,086	15,345
Maximum exposure to loss	8,767	26,136	5,050	35,064	75,017
Size of structured entities[3]	66,015	26,136	71,538	98,983	262,672

	Investment in
	third party
	mortgage and			Interest
	other	Financing to	Group	in other
Consolidated 2018	asset-backed	securitisation	managed	structured
$m	securities[2]	vehicles	funds	entities	Total
Assets
Trading securities and financial assets measured at FVIS	2,108	—	—	139	2,247
Available-for-sale securities	7,352	—	—	—	7,352
Loans	—	21,977	6	22,894	44,877
Life insurance assets	—	—	4,702	1,843	6,545
Other assets	—	—	47	—	47
Total on-balance sheet exposures	9,460	21,977	4,755	24,876	61,068
Total notional amounts of off-balance sheet exposures	—	5,145	60	7,988	13,193
Maximum exposure to loss	9,460	27,122	4,815	32,864	74,261
Size of structured entities[3]	58,976	27,122	66,524	100,427	253,049

1.

The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet. Comparatives have been restated. Refer to Note 1 for further detail.

2.	The Group's interests in third party mortgage and other asset-backed securities are senior tranches of notes and are investment grade rated.
3.

Represented either by the total assets or market capitalisation of the entity, or if not available, the Group's total committed exposure (for lending arrangements and external debt and equity holdings), funds under management (for Group managed funds) or the total value of notes on issue (for investments in third-party asset-backed securities).

Non-contractual financial support

The Group does not provide non-contractual financial support to these unconsolidated structured entities.